Marketable Securities – InterCure Ltd (Details) - Schedule of Changes in Marketable Securities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Marketable Securities [Abstract]
Fair value opening balance	$ 1,627	$ 3,158	$ 2,411
Changes in fair value during the year	(1,022)	(1,531)	747
Fair value closing balance	$ 605	$ 1,627	$ 3,158